ROPES & GRAY LLP ONE METRO CENTER 700 12TH STREET, NW, SUITE 900 WASHINGTON, DC 20005-3948 WWW.ROPESGRAY.COM

July 13, 2012	Rajib Chanda 202-508-4671 202-383-7793 fax rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Managers Funds
File Nos. 002-84012; 811-03752

Ladies and Gentlemen:

On behalf of The Managers Funds (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on June 29, 2012 under Rule 497(e) (SEC Accession No. 0001193125-12-289877), to the Prospectus for Managers Global Income Opportunity Fund dated April 1, 2012.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/s/ Rajib Chanda
Rajib Chanda